RESTRICTED NET ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
RESTRICTED NET ASSETS
Minimum required Percentage of annual after-tax profit to the general statutory reserve	10.00%	10.00%
Maximum requirement of each of the Entity's PRC Subsidiaries' after-tax profits to be allocated to a general reserve fund as a percentage of each Subsidiaries' registered capital	50.00%	50.00%
Statutory reserves	$ 8,687	¥ 60,469	¥ 42,403
Restricted net asset, PRC generally accepted accounting principles (in RMB) or (in dollars)	$ 967,584	¥ 6,736,125